Business Combination (Details)					12 Months Ended
		Sep. 11, 2023 HKD ($)	Sep. 11, 2023 USD ($)	Nov. 09, 2022 HKD ($) shares	Mar. 31, 2024 HKD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 11, 2023 USD ($)	Mar. 31, 2023 HKD ($) shares	Nov. 30, 2022	Nov. 09, 2022 USD ($) shares
Business Combination [Line Items]
Ordinary shares, shares issued					60,000,000		60,000,000		60,000,000
Ordinary shares, shares outstanding					60,000,000		60,000,000		60,000,000
Goodwill					$ 34,066,838		$ 4,353,089		$ 34,066,838
Business Combination [Member]
Business Combination [Line Items]
Percentage of equity interest					100.00%		100.00%			100.00%
Owned acquired shares				10,000
Net asset value				$ 8,405,556							$ 1,073,164
Carrying value				$ 8,405,556							$ 1,073,164
Business Combination [Member] | Reitar Capital Partners Limited [Member]
Business Combination [Line Items]
Percentage of equity interest										100.00%
Liability consideration					$ 8,400,000	$ 1,100,000
Alvin Design and Construction Company Limited (“Alvin Design”) [Member]
Business Combination [Line Items]
Net asset value
Liability consideration		1,500,000	$ 191,551
Goodwill	[1]	$ 1,500,000						$ 191,551
Maximum [Member] | Reitar Capital Partners Limited [Member]
Business Combination [Line Items]
Owned acquired shares					7,800	7,800
Minimum [Member] | Reitar Capital Partners Limited [Member]
Business Combination [Line Items]
Owned acquired shares					2,200	2,200
Common Stock [Member]
Business Combination [Line Items]
Ordinary shares, shares issued				10,000							10,000
Ordinary shares, shares outstanding				10,000							10,000

[1]	The goodwill that has arisen has been subsequently impaired during the year ended March 31, 2024.